Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 368,921	¥ 466,722
Borrowings, secured liabilities	¥ 3,486	¥ 1,983
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	(0.49%)	(0.27%)
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	4.65%	4.90%
At fair value [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 323,809	¥ 371,807
Guaranteed by CNPC, its fellow subsidiaries and a third party [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 13,726	¥ 22,313